Derivatives and Hedging Instruments - Gain (Loss) on Derivatives (Details) (Cash Flow Hedging [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Rate Swap Agreement [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Other Comprehensive Income (OCI) on Derivative (Effective Portion)	$ (9)	$ 0	$ 0
Interest Rate Swap Agreement [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from AOCI into the Consolidated Statement of Operations (Effective Portion)	(1)	0	0
Amount of Gain (Loss) Recognized in the Consolidated Statement of Operations (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	0	0
Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Other Comprehensive Income (OCI) on Derivative (Effective Portion)	(3)	3	8
Foreign Exchange Forward [Member] | Cost of Products [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from AOCI into the Consolidated Statement of Operations (Effective Portion)	(3)	(3)	(9)
Foreign Exchange Forward [Member] | Other Income Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in the Consolidated Statement of Operations (Ineffective Portion and Amount Excluded from Effectiveness Testing)	$ 1	$ 0	$ 1